Derivative Financial Instruments (Schedule of Unrealized Gains or Losses) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	$ 16	$ (6)	$ 62	$ 7	$ 14	$ 17	$ (111)
U.S. Treasury and euro dollar futures | Net return on mortgage servicing asset
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	4	3	8	6	6	18	(37)
Mortgage backed securities forwards | Net return on mortgage servicing asset
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	2	2	15	2	1	8	(33)
Rate lock commitments and forward agency and loan sales | Net gain on loan sales
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	15	(24)	14	(4)	9	(12)	(42)
Rate lock commitments | Other noninterest income
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	0	1	1	(1)	(2)	0	0
Interest rate swaps | Net return on mortgage servicing asset
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	(7)	10	21	2
Interest rate swaps | Other noninterest income
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) recognized in income on derivative instruments	$ 2	$ 2	$ 3	$ 2	$ 0	$ 3	$ 1